UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: March 18, 2015 to April 17, 2015

Commission File Number of issuing entity: 333-190246-01

J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association
General Electric Capital Corporation

Redwood Commercial Mortgage Corporation
Ladder Capital Finance LLC
(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918812

38-3918813

38-7109053

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
B			X
C			X
X‑A			X
X-B	___	___	_X_	_____
EC			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On April 17, 2015 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance

Prior Distribution Date:	03/17/2015	$0.00
Current Distribution Date:	04/17/2015	$0.00

*REO Account Beginning and Ending Balance

Prior Distribution Date:	03/17/2015	$0.00
Current Distribution Date:	04/17/2015	$0.00

*As provided by Special Servicer.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance

Prior Distribution Date:	03/17/2015	$3,195.37
Current Distribution Date:	04/17/2015	$3,534.87

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 18, 2015 to April 17, 2015. The Depositor filed its most recent Form ABS-15G on February 6, 2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Form ABS-15G on February 6, 2015.  The CIK number for JPMorgan Chase Bank, National Association is 0000835271. General Electric Capital Corporation filed its most recent Form ABS-15G on January 12, 2015.  The CIK number for General Electric Capital Corporation is 0000040554. Redwood Commercial Mortgage Corporation filed its most recent Form ABS-15G on February 4, 2015.  The CIK number for Redwood Commercial Mortgage Corporation is 0001567746. Ladder Capital Finance LLC filed its most recent Form ABS-15G on February 10, 2015.  The CIK number for Ladder Capital Finance LLC is 0001541468.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Aire Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on November 20, 2013 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, relating to the April 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: April 28, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, relating to the April 17, 2015 distribution.